Note 18 - Subsequent Events	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Subsequent Events [Text Block]
Note 18
. Subsequent Events

On March 9, 2016, the Company completed a sale and transfer of certain assets pursuant to an Asset Purchase Agreement (the "Agreement") with a large cable company (the "Buyer"). Under the terms of the Agreement, the Buyer assumed certain rooftop leases and acquired ownership of and the right to operate the WiFi access point and related equipment associated with such leases. The Company retained ownership of all backhaul and related equipment, and the parties entered into a three year agreement under which the Company will provide backhaul services to the Buyer. The previous access agreement between the parties was terminated. The net effect of the Buyer (i) assuming certain rooftop leases, (ii) entering into a backhaul services agreement, and (iii) terminating the access agreement is projected to result in a net reduction in cash requirements of approximately $6 million annually.